PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 179,720	$ 160,068
Sale of property and equipment	19,500
Gain on disposal of property and equipment	$ 644